As filed with the Securities and Exchange Commission on April 14, 2005.
                                               Commission File Nos. 333-118370
                                                                    811-08401

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                        [   ]

Post-Effective Amendment No. 2                                     [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 58                                                   [ X ]

                            JNLNY Separate Account I
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                             2900 Westchester Avenue
                            Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (888) 367-5651

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:
                        John S. (Scott) Kreighbaum, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

It is proposed that this filing will become effective

         immediately upon filing pursuant to paragraph (b)
----
 X       on April 28, 2005 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----

If appropriate, check the following box:

 X    This post-effective amendment designates a new effective date for a
----  previously filed post-effective amendment.

PARTS A and B OF POST-EFFECTIVE AMENDMENT NO. 1 TO THIS REGISTRATION STATEMENT, AS FILED ON FEBRUARY 14, 2005 (ACCESSION NO. 0000933691-05-000039), ARE UNCHANGED AND HEREBY INCORPORATED BY REFERENCE.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 14th day of April, 2005.

JNLNY Separate Account I
(Registrant)

By: Jackson National Life Insurance Company of New York

By: /s/ Thomas J. Meyer
-----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

Jackson National Life Insurance Company of New York (Depositor)

By: /s/ Thomas J. Meyer
-----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

       As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer*                                  April 14, 2005
----------------------------                          ---------------
Clark P. Manning                                      Date
President and Chief Executive Officer

/s/ Thomas J. Meyer*                                  April 14, 2005
----------------------------                          ---------------
Andrew B. Hopping                                     Date
Executive Vice President,
Chief Financial Officer,
and Director

/s/ Thomas J. Meyer*                                  April 14, 2005
----------------------------                          ---------------
Herbert G. May III                                    Date
Chief Administrative Officer and Director

/s/ Thomas J. Meyer*                                  April 14, 2005
----------------------------                          ---------------
Bradley J. Powell                                     Date
Vice President - IMG and Director

/s/ Thomas J. Meyer*                                  April 14, 2005
----------------------------                          ---------------
Thomas J. Meyer                                       Date
Senior Vice President, General Counsel
and Director

/s/ Thomas J. Meyer*                                  April 14, 2005
----------------------------                          ---------------
John J. Brown                                         Date
Vice President - Government
Relations and Director

/s/ Thomas J. Meyer*                                  April 14, 2005
----------------------------                          ---------------
Marianne Clone                                        Date
Vice President - Administration -
Customer Service Center and
Director

/s/ Thomas J. Meyer*                                  April 14, 2005
----------------------------                          ---------------
Julia A. Goatley                                      Date
Vice President, Senior Counsel,
Assisstant Secretary and Director

/s/ Thomas J. Meyer*                                  April 14, 2005
----------------------------                          ---------------
Russell E. Peck                                       Date
Vice President - Financial
Operations and Director

/s/ Thomas J. Meyer*                                  April 14, 2005
----------------------------                          ---------------
Donald B. Henderson, Jr.                              Date
Director

/s/ Thomas J. Meyer*                                  April 14, 2005
----------------------------                          ---------------
David C. Porteous                                     Date
Director

/s/ Thomas J. Meyer*                                  April 14, 2005
----------------------------                          ---------------
Donald T. DeCarlo                                     Date
Director

/s/ Thomas J. Meyer*                                  April 14, 2005
----------------------------                          ---------------
Joanne P. McCallie                                    Date
Director


* Thomas J. Meyer, Attorney In Fact